SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company has assessed the subsequent events from June 30, 2025 through December 23, 2025, which is the date of this unaudited interim condensed consolidated financial statements are available to be issued, unless as disclosed elsewhere in this unaudited interim condensed consolidated financial statements, there are no additional material reportable subsequent events that need to be disclosed.